LORD ABBETT INVESTMENT TRUST

90 Hudson Street

Jersey City, NJ 07302

January 5, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Lord Abbett Investment Trust (the “Trust”) Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of the Trust, electronically transmitted herewith is the Trust’s registration statement on Form N-14 (the “Registration Statement”) relating to the issuance of shares in connection with the reorganization of Lord Abbett Corporate Bond Fund, a series of the Trust, into Lord Abbett Income Fund, another series of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, as amended, the Registration Statement is proposed to become effective on February 5, 2024. We would appreciate receiving any comments you might have at your earliest convenience.

If you have any questions or comments, please do not hesitate to contact the undersigned at (201) 827-2263.

Sincerely,

/s/ Victoria Zozulya
Victoria Zozulya
Vice President and Assistant Secretary